INTANGIBLE ASSETS, NET - Amortization for Intangible Assets (Details) ¥ in Millions	Sep. 30, 2022 CNY (¥)
Estimated amortization expense
Remainder of 2022	¥ 8
2023	35
2024	32
2025	31
2026	28
Thereafter	173
Total	¥ 307